Share Capital - Summary of Stock Option Awards (Parenthetical) (Details)	12 Months Ended
Apr. 30, 2024
January 2, 2022 | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
January 7, 2022 | Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
January 7, 2022 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
January 13, 2022 | Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
January 13, 2022 | Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
March 11, 2022 | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
May 15, 2022 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
February 19, 2023 | Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
February 19, 2023 | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
January 19, 2024 | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
January 4, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
January 23, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
March 1, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
March 15, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
April 2, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
May 8, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
May 23, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
June 11, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date
August 8, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date
November 13, 2023 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date
January 1, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date
February 1, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date
February 19, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date
February 20, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date